Net Income (Loss) Per Share - Schedule Of Antidilutive Securities (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	20,352,659	17,952,492	20,410,709	17,977,529	18,300,959	17,647,833	15,444,112
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					18,300,959	17,647,833	15,444,112